Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 7	$ 29	$ (9)
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member] | Futures and Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	186	(122)	615
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	191	287	243
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	139	384	(322)
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(33)
Asset and Liability Management Positions [Member] | Foreign Exchange Forward Contracts [Member] | Commercial Products Revenue [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	108	(29)	49
Asset and Liability Management Positions [Member] | Equity Contracts [Member] | Compensation Expense [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(1)	2	2
Asset and Liability Management Positions [Member] | Credit Contracts [Member] | Other Noninterest Income [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	2		6
Asset and Liability Management Positions [Member] | Other Derivatives [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings		(43)
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	3
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	360	686	(361)
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(320)	(652)	378
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Futures [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	1
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial Products Revenue [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	2	1
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial Products Revenue [Member] | Forwards, Spots and Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 74	$ 66	$ 51